Shareholder Report, Holdings (Details)	Jul. 31, 2024
PGIM TARGET DATE 2030 FUND - CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2030 FUND - CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Diversified Growth Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund - Class R6 | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Jennison Diversified Growth Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
PGIM Jennison Diversified Growth Fund - Class R6 | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund - Class R6 | Electronic Equipment Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund - Class R6 | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Consumer Staples Distribution and Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund - Class R6 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class R6 | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class R6 | Textiles Apparel and Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Diversified Growth Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund - Class R6 | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class R6 | Total Before Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Diversified Growth Fund - Class R6 | Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date Income Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
PGIM Target Date Income Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM Target Date Income Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Target Date Income Fund - Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Target Date Income Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM TARGET DATE 2025 FUND - CLASS R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2025 FUND - CLASS R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Rising Dividend Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Rising Dividend Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Consumer Staples Distribution and Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Rising Dividend Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class R6 | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Rising Dividend Fund - Class R6 | Total Before Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class R6 | Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Target Date 2025 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
PGIM Target Date 2025 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
PGIM Target Date 2025 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Target Date 2025 Fund - Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2025 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2025 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Target Date 2050 Fund - Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2045 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
PGIM Target Date 2045 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
PGIM Target Date 2045 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Target Date 2045 Fund Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Target Date 2065 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
PGIM Target Date 2065 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Target Date 2065 Fund Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2065 Fund Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2015 Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2015 Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
PGIM Target Date 2015 Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
PGIM Target Date 2015 Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM Target Date 2015 Fund Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Target Date 2015 Fund Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2015 Fund Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date Income Fund - Class R5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund - Class R5 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
PGIM Target Date Income Fund - Class R5 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM Target Date Income Fund - Class R5 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Target Date Income Fund - Class R5 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Target Date Income Fund - Class R5 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund - Class R5 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2060 Fund - Class R3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R3 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Target Date 2060 Fund - Class R3 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
PGIM Target Date 2060 Fund - Class R3 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM Target Date 2060 Fund - Class R3 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2060 Fund - Class R3 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2060 Fund - Class R3 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2035 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
PGIM Target Date 2035 Fund - Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Target Date 2035 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2035 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Pgim Target Date 2035 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Target Date 2035 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Pgim Target Date 2035 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Pgim Target Date 2035 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pgim Target Date 2035 Fund Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pgim Target Date 2035 Fund Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Pgim Target Date 2035 Fund Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2040 Fund CLASS R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund CLASS R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
PGIM Target Date 2040 Fund CLASS R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
PGIM Target Date 2040 Fund CLASS R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Target Date 2040 Fund CLASS R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Target Date 2040 Fund CLASS R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund CLASS R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2055 Fund - Class R5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R5 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date 2055 Fund - Class R5 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
PGIM Target Date 2055 Fund - Class R5 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
PGIM Target Date 2055 Fund - Class R5 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R5 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2055 Fund - Class R5 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2045 Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
PGIM Target Date 2045 Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
PGIM Target Date 2045 Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Target Date 2045 Fund Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2015 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2015 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
PGIM Target Date 2015 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
PGIM Target Date 2015 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM Target Date 2015 Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Target Date 2015 Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2015 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Pgim Target Date 2035 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Pgim Target Date 2035 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Pgim Target Date 2035 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Pgim Target Date 2035 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pgim Target Date 2035 Fund Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pgim Target Date 2035 Fund Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Pgim Target Date 2035 Fund Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Target Date 2050 Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2030 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Target Date 2030 Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Target Date 2030 Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2030 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Target Date 2050 Fund - Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2040 Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund - Class R6 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
PGIM Target Date 2040 Fund - Class R6 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
PGIM Target Date 2040 Fund - Class R6 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Target Date 2040 Fund - Class R6 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Target Date 2040 Fund - Class R6 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund - Class R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2040 Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
PGIM Target Date 2040 Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
PGIM Target Date 2040 Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Target Date 2040 Fund Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Target Date 2040 Fund Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2060 Fund - Class R2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R2 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Target Date 2060 Fund - Class R2 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
PGIM Target Date 2060 Fund - Class R2 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM Target Date 2060 Fund - Class R2 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2060 Fund - Class R2 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2060 Fund - Class R2 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2055 Fund - Class R4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R4 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date 2055 Fund - Class R4 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
PGIM Target Date 2055 Fund - Class R4 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
PGIM Target Date 2055 Fund - Class R4 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R4 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2055 Fund - Class R4 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2045 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
PGIM Target Date 2045 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
PGIM Target Date 2045 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Target Date 2045 Fund Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2060 Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R6 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Target Date 2060 Fund - Class R6 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
PGIM Target Date 2060 Fund - Class R6 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM Target Date 2060 Fund - Class R6 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2060 Fund - Class R6 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2060 Fund - Class R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Jennison Diversified Growth Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund - Class Z | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Jennison Diversified Growth Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
PGIM Jennison Diversified Growth Fund - Class Z | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Diversified Growth Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison Diversified Growth Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Diversified Growth Fund - Class Z | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Diversified Growth Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Diversified Growth Fund - Class Z | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Diversified Growth Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Diversified Growth Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund - Class Z | Electronic Equipment Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund - Class Z | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Diversified Growth Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Diversified Growth Fund - Class Z | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class Z | Consumer Staples Distribution and Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund - Class Z | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund - Class Z | Health Care Providers and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund - Class Z | Textiles Apparel and Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class Z | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Diversified Growth Fund - Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund - Class Z | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund - Class Z | Commercial Services and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class Z | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund - Class Z | Total Before Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Diversified Growth Fund - Class Z | Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Rising Dividend Fund - Class Z [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Total Before Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Rising Dividend Fund - Class Z [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Target Date 2015 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2015 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
PGIM Target Date 2015 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
PGIM Target Date 2015 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM Target Date 2015 Fund - Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Target Date 2015 Fund - Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2015 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2015 Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2015 Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
PGIM Target Date 2015 Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
PGIM Target Date 2015 Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM Target Date 2015 Fund Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Target Date 2015 Fund Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2015 Fund Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date Income Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
PGIM Target Date Income Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM Target Date Income Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Target Date Income Fund - Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Target Date Income Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2020 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
PGIM Target Date 2020 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
PGIM Target Date 2020 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Target Date 2020 Fund - Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Target Date 2020 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2020 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2030 FUND CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND CLASS R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
PGIM TARGET DATE 2030 FUND CLASS R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
PGIM TARGET DATE 2030 FUND CLASS R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM TARGET DATE 2030 FUND CLASS R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM TARGET DATE 2030 FUND CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2030 FUND CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM 60/40 Allocation Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM 60/40 Allocation Fund Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
PGIM 60/40 Allocation Fund Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
PGIM 60/40 Allocation Fund Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM 60/40 Allocation Fund Class R6 | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM 60/40 Allocation Fund Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Target Date 2020 Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
PGIM Target Date 2020 Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
PGIM Target Date 2020 Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Target Date 2020 Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Target Date 2020 Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2020 Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2025 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
PGIM Target Date 2025 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
PGIM Target Date 2025 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Target Date 2025 Fund - Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2025 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2025 Fund - Class R4 | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Target Date 2065 Fund Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
PGIM Target Date 2065 Fund Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Target Date 2065 Fund Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2065 Fund Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R1 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Target Date 2060 Fund - Class R1 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
PGIM Target Date 2060 Fund - Class R1 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM Target Date 2060 Fund - Class R1 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2060 Fund - Class R1 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2060 Fund - Class R1 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2050 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Target Date 2050 Fund - Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2040 Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
PGIM Target Date 2040 Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
PGIM Target Date 2040 Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Target Date 2040 Fund Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Target Date 2040 Fund Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2040 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
PGIM Target Date 2040 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
PGIM Target Date 2040 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Target Date 2040 Fund Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Target Date 2040 Fund Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2050 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Target Date 2050 Fund - Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2045 Fund Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
PGIM Target Date 2045 Fund Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
PGIM Target Date 2045 Fund Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Target Date 2045 Fund Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2035 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
PGIM Target Date 2035 Fund - Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Target Date 2035 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2035 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2060 Fund - Class R5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R5 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Target Date 2060 Fund - Class R5 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
PGIM Target Date 2060 Fund - Class R5 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM Target Date 2060 Fund - Class R5 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2060 Fund - Class R5 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2060 Fund - Class R5 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2030 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
PGIM Target Date 2030 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
PGIM Target Date 2030 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Target Date 2030 Fund Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Target Date 2030 Fund Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2030 Fund Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date Income Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
PGIM Target Date Income Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM Target Date Income Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Target Date Income Fund - Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Target Date Income Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2020 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
PGIM Target Date 2020 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
PGIM Target Date 2020 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Target Date 2020 Fund - Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Target Date 2020 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2020 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2015 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2015 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
PGIM Target Date 2015 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
PGIM Target Date 2015 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM Target Date 2015 Fund - Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Target Date 2015 Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2015 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2020 Fund - Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund - Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
PGIM Target Date 2020 Fund - Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
PGIM Target Date 2020 Fund - Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Target Date 2020 Fund - Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Target Date 2020 Fund - Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2020 Fund - Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2025 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
PGIM Target Date 2025 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
PGIM Target Date 2025 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Target Date 2025 Fund - Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2025 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2025 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2065 Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Target Date 2065 Fund Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
PGIM Target Date 2065 Fund Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Target Date 2065 Fund Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2065 Fund Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Diversified Growth Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund Class C | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Jennison Diversified Growth Fund Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
PGIM Jennison Diversified Growth Fund Class C | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Diversified Growth Fund Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison Diversified Growth Fund Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Diversified Growth Fund Class C | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Diversified Growth Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Diversified Growth Fund Class C | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Diversified Growth Fund Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Diversified Growth Fund Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund Class C | Electronic Equipment Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund Class C | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Diversified Growth Fund Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Diversified Growth Fund Class C | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund Class C | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund Class C | Textiles Apparel and Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class C | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Diversified Growth Fund Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund Class C | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund Class C | Total Before Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Diversified Growth Fund Class C | Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Diversified Growth Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund Class C | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund Class C | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date Income Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund - Class R6 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
PGIM Target Date Income Fund - Class R6 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM Target Date Income Fund - Class R6 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Target Date Income Fund - Class R6 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Target Date Income Fund - Class R6 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund - Class R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2065 Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Target Date 2065 Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
PGIM Target Date 2065 Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Target Date 2065 Fund Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2065 Fund Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2030 FUND - CLASS R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2030 FUND - CLASS R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Rising Dividend Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund Class C | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Rising Dividend Fund Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund Class C | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Rising Dividend Fund Class C | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Rising Dividend Fund Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund Class C | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Rising Dividend Fund Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund Class C | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund Class C | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Rising Dividend Fund Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund Class C | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Rising Dividend Fund Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund Class C | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Rising Dividend Fund Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund Class C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund Class C | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Rising Dividend Fund Class C | Total Before Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund Class C | Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Rising Dividend Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Rising Dividend Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Target Date 2060 Fund - Class R4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2060 Fund - Class R4 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Target Date 2060 Fund - Class R4 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
PGIM Target Date 2060 Fund - Class R4 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM Target Date 2060 Fund - Class R4 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2060 Fund - Class R4 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date 2060 Fund - Class R4 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2045 Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
PGIM Target Date 2045 Fund Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
PGIM Target Date 2045 Fund Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Target Date 2045 Fund Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2030 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2030 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
PGIM Target Date 2030 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
PGIM Target Date 2030 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Target Date 2030 Fund Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Target Date 2030 Fund Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2030 Fund Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2050 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Target Date 2050 Fund - Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2050 Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2050 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2055 Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2055 Fund - Class R6 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Target Date 2055 Fund - Class R6 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
PGIM Target Date 2055 Fund - Class R6 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
PGIM Target Date 2055 Fund - Class R6 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Target Date 2055 Fund - Class R6 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2055 Fund - Class R6 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date 2035 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
PGIM Target Date 2035 Fund - Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Target Date 2035 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2035 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2035 FUND CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2035 FUND CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
PGIM TARGET DATE 2035 FUND CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
PGIM TARGET DATE 2035 FUND CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
PGIM TARGET DATE 2035 FUND CLASS R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM TARGET DATE 2035 FUND CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2035 FUND CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2045 Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2045 Fund Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
PGIM Target Date 2045 Fund Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
PGIM Target Date 2045 Fund Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Target Date 2045 Fund Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2045 Fund Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2045 Fund Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2040 Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2040 Fund Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
PGIM Target Date 2040 Fund Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
PGIM Target Date 2040 Fund Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Target Date 2040 Fund Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Target Date 2040 Fund Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Target Date 2040 Fund Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Target Date 2065 Fund Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Target Date 2065 Fund Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
PGIM Target Date 2065 Fund Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Target Date 2065 Fund Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2065 Fund Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM TARGET DATE 2025 FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM TARGET DATE 2025 FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2025 Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2025 Fund - Class R2 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%
PGIM Target Date 2025 Fund - Class R2 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
PGIM Target Date 2025 Fund - Class R2 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Target Date 2025 Fund - Class R2 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Target Date 2025 Fund - Class R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2025 Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Target Date 2020 Fund - Class R1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund - Class R1 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
PGIM Target Date 2020 Fund - Class R1 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
PGIM Target Date 2020 Fund - Class R1 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Target Date 2020 Fund - Class R1 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Target Date 2020 Fund - Class R1 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2020 Fund - Class R1 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Diversified Growth Fund Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Diversified Growth Fund Class A | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Jennison Diversified Growth Fund Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
PGIM Jennison Diversified Growth Fund Class A | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Diversified Growth Fund Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM Jennison Diversified Growth Fund Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Diversified Growth Fund Class A | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Diversified Growth Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Diversified Growth Fund Class A | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Diversified Growth Fund Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Diversified Growth Fund Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund Class A | Electronic Equipment Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Diversified Growth Fund Class A | Automobiles 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Diversified Growth Fund Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Diversified Growth Fund Class A | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Diversified Growth Fund Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund Class A | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Diversified Growth Fund Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Diversified Growth Fund Class A | Textiles Apparel and Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class A | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Diversified Growth Fund Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund Class A | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Diversified Growth Fund Class A | Total Before Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Diversified Growth Fund Class A | Liabilities in excess of other assets 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Diversified Growth Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Diversified Growth Fund Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Diversified Growth Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Diversified Growth Fund Class A | Construction Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Diversified Growth Fund Class A | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Target Date 2020 Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2020 Fund - Class R4 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
PGIM Target Date 2020 Fund - Class R4 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
PGIM Target Date 2020 Fund - Class R4 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Target Date 2020 Fund - Class R4 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Target Date 2020 Fund - Class R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2020 Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
PGIM Jennison Rising Dividend Fund Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund Class A | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Rising Dividend Fund Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund Class A | Technology Hardware Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Rising Dividend Fund Class A | Hotels Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Rising Dividend Fund Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund Class A | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Rising Dividend Fund Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Rising Dividend Fund Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Rising Dividend Fund Class A | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Rising Dividend Fund Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Rising Dividend Fund Class A | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Rising Dividend Fund Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund Class A | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Rising Dividend Fund Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison Rising Dividend Fund Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Rising Dividend Fund Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Rising Dividend Fund Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Rising Dividend Fund Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Rising Dividend Fund Class A | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Rising Dividend Fund Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Rising Dividend Fund Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Rising Dividend Fund Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Rising Dividend Fund Class A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Rising Dividend Fund Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Rising Dividend Fund Class A | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Rising Dividend Fund Class A | Total Before Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Rising Dividend Fund Class A | Other assets in excess of liabilities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Rising Dividend Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Rising Dividend Fund Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Rising Dividend Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Target Date 2015 Fund - Class R3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2015 Fund - Class R3 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
PGIM Target Date 2015 Fund - Class R3 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
PGIM Target Date 2015 Fund - Class R3 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PGIM Target Date 2015 Fund - Class R3 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM Target Date 2015 Fund - Class R3 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Target Date 2015 Fund - Class R3 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Target Date Income Fund - Class R1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date Income Fund - Class R1 [Member] | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
PGIM Target Date Income Fund - Class R1 [Member] | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
PGIM Target Date Income Fund - Class R1 [Member] | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Target Date Income Fund - Class R1 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Target Date Income Fund - Class R1 [Member] | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Target Date Income Fund - Class R1 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Target Date 2065 Fund Class R5
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Target Date 2065 Fund Class R5 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Target Date 2065 Fund Class R5 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
PGIM Target Date 2065 Fund Class R5 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Target Date 2065 Fund Class R5 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Target Date 2065 Fund Class R5 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
PGIM Target Date 2065 Fund Class R5 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)

[1]	Less than 0.05%